Risk and Capital Management - Maximum Exposure of Other financial assets Segregated by Business Sector (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Other financial assets	R$ 1,000,949,000,000	R$ 765,719,000,000
Other financial assets percentage	100.00%	100.00%
Public sector [Member]
Disclosure of credit risk exposure [line items]
Other financial assets	R$ 713,705,000,000	R$ 562,485,000,000
Other financial assets percentage	71.20%	73.50%
Services [Member]
Disclosure of credit risk exposure [line items]
Other financial assets	R$ 79,788,000,000	R$ 59,193,000,000
Other financial assets percentage	8.00%	7.70%
Other sectors [Member]
Disclosure of credit risk exposure [line items]
Other financial assets	R$ 67,636,000,000	R$ 45,744,000,000
Other financial assets percentage	6.80%	6.00%
Financial [Member]
Disclosure of credit risk exposure [line items]
Other financial assets	R$ 139,820,000,000	R$ 98,297,000,000
Other financial assets percentage	14.00%	12.80%